Expense Example - iShares 0-3 Month Treasury Bond ETF - iShares 0-3 Month Treasury Bond ETF	Jun. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	30
Expense Example, with Redemption, 5 Years	59
Expense Example, with Redemption, 10 Years	$ 145